Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table presents information about our NEOs’ pay and Company performance for each of the Company’s five most recently completed fiscal years.

PAY VERSUS PERFORMANCE TABLE
					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for CEO ($) (1)	Compensation Actually Paid to CEO ($) (1)(2)	Average Summary Compensation Table Total for Non-CEO NEOs ($) (3)	Average Compensation Actually Paid to Non-CEO NEOs ($) (2)(3)	Total Share- holder Return ($)	Peer Group Total Share- holder Return ($) (4)	Net Income (Loss) ($) (in 000’s)	Operating Income ($) (in 000’s)
2025	6,048,549	5,872,027	1,220,803	1,121,419	82	135	(22,998)	11,657
2024	5,824,493	2,635,157	1,558,029	1,147,387	96	132	33,570	66,148
2023	5,446,752	3,516,805	1,113,639	899,065	112	144	112,290	176,416
2022	5,460,198	2,465,428	1,094,807	701,308	105	126	245,580	323,076
2021	5,314,351	8,798,833	1,133,218	1,587,300	123	142	261,478	309,146

(1)	Represents compensation of Mr. Leathers for all periods presented.
(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid.” The Reconciliation of Compensation Actually Paid Adjustments table below details the applicable adjustments that were made to determine “compensation actually paid” (all amounts are averages for the non-CEO NEOs).

(3)
The following NEOs are included in the average compensation calculations for the periods presented:
2025 and 2024 – Messrs. Wikoff, Meisgeier, Downing, and Mahon;
2023 – Messrs. Wikoff, Meisgeier, Schelble, Johnson, and John J. Steele. Mr. Steele was the former EVP, Treasurer and Chief Financial Officer; and
2022 and 2021 – Messrs. Steele, Nordlund, Schelble, and Johnson. Mr. Nordlund was the former EVP Strategic Partnerships.

(4)	The Peer Group includes the following companies: Covenant Logistics Group; Heartland Express; Hub Group; J.B. Hunt; Knight-Swift Transportation; Landstar System; Marten Transport; and Schneider National.

Named Executive Officers, Footnote
Represents compensation of Mr. Leathers for all periods presented.
The following NEOs are included in the average compensation calculations for the periods presented:
2025 and 2024 – Messrs. Wikoff, Meisgeier, Downing, and Mahon;
2023 – Messrs. Wikoff, Meisgeier, Schelble, Johnson, and John J. Steele. Mr. Steele was the former EVP, Treasurer and Chief Financial Officer; and
2022 and 2021 – Messrs. Steele, Nordlund, Schelble, and Johnson. Mr. Nordlund was the former EVP Strategic Partnerships.

Peer Group Issuers, Footnote	The Peer Group includes the following companies: Covenant Logistics Group; Heartland Express; Hub Group; J.B. Hunt; Knight-Swift Transportation; Landstar System; Marten Transport; and Schneider National.
PEO Total Compensation Amount	$ 6,048,549	$ 5,824,493	$ 5,446,752	$ 5,460,198	$ 5,314,351
PEO Actually Paid Compensation Amount	$ 5,872,027	2,635,157	3,516,805	2,465,428	8,798,833
Adjustment To PEO Compensation, Footnote
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid.” The Reconciliation of Compensation Actually Paid Adjustments table below details the applicable adjustments that were made to determine “compensation actually paid” (all amounts are averages for the non-CEO NEOs).
The following table reconciles total compensation reported in the Summary Compensation Table to “compensation actually paid” for the CEO and non-CEO NEOs (averaged) over the last five years.

RECONCILIATION OF COMPENSATION ACTUALLY PAID ADJUSTMENTS
Year	Summary Compensation Table “Total” Column ($)	Subtract Summary Compensation Table “Stock Awards” Column ($)	Add Year End Fair Value of Unvested Equity Awards Granted in Year ($)	Add/ (Subtract) Year Over Year Change in Fair Value of Unvested Equity Awards Granted in Prior Years ($)	Add/ (Subtract) Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year ($)	Subtract Fair Value of Prior Year Equity Awards that Failed to Meet Vesting Conditions in Year ($)	Compensation Actually Paid ($)
CEO
2025	6,048,549	(4,200,000)	4,328,066	(248,424)	(56,164)	—	5,872,027
2024	5,824,493	(3,900,000)	1,694,988	(1,026,790)	42,466	—	2,635,157
2023	5,446,752	(3,600,000)	2,433,079	(1,562,871)	799,845	—	3,516,805
2022	5,460,198	(3,200,000)	2,507,777	(2,102,923)	(199,624)	—	2,465,428
2021	5,314,351	(2,800,000)	4,741,960	1,288,523	253,999	—	8,798,833
Non-CEO NEOs (Average)
2025	1,220,803	(512,500)	528,128	(100,019)	(14,993)	—	1,121,419
2024	1,558,029	(857,500)	553,066	(104,828)	(1,380)	—	1,147,387
2023	1,113,639	(430,000)	343,301	(124,568)	84,891	(88,198)	899,065
2022	1,094,807	(350,000)	274,289	(287,911)	(29,877)	—	701,308
2021	1,133,218	(312,500)	529,187	195,957	41,438	—	1,587,300

Non-PEO NEO Average Total Compensation Amount	$ 1,220,803	1,558,029	1,113,639	1,094,807	1,133,218
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,121,419	1,147,387	899,065	701,308	1,587,300
Adjustment to Non-PEO NEO Compensation Footnote
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid.” The Reconciliation of Compensation Actually Paid Adjustments table below details the applicable adjustments that were made to determine “compensation actually paid” (all amounts are averages for the non-CEO NEOs).
The following table reconciles total compensation reported in the Summary Compensation Table to “compensation actually paid” for the CEO and non-CEO NEOs (averaged) over the last five years.

RECONCILIATION OF COMPENSATION ACTUALLY PAID ADJUSTMENTS
Year	Summary Compensation Table “Total” Column ($)	Subtract Summary Compensation Table “Stock Awards” Column ($)	Add Year End Fair Value of Unvested Equity Awards Granted in Year ($)	Add/ (Subtract) Year Over Year Change in Fair Value of Unvested Equity Awards Granted in Prior Years ($)	Add/ (Subtract) Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year ($)	Subtract Fair Value of Prior Year Equity Awards that Failed to Meet Vesting Conditions in Year ($)	Compensation Actually Paid ($)
CEO
2025	6,048,549	(4,200,000)	4,328,066	(248,424)	(56,164)	—	5,872,027
2024	5,824,493	(3,900,000)	1,694,988	(1,026,790)	42,466	—	2,635,157
2023	5,446,752	(3,600,000)	2,433,079	(1,562,871)	799,845	—	3,516,805
2022	5,460,198	(3,200,000)	2,507,777	(2,102,923)	(199,624)	—	2,465,428
2021	5,314,351	(2,800,000)	4,741,960	1,288,523	253,999	—	8,798,833
Non-CEO NEOs (Average)
2025	1,220,803	(512,500)	528,128	(100,019)	(14,993)	—	1,121,419
2024	1,558,029	(857,500)	553,066	(104,828)	(1,380)	—	1,147,387
2023	1,113,639	(430,000)	343,301	(124,568)	84,891	(88,198)	899,065
2022	1,094,807	(350,000)	274,289	(287,911)	(29,877)	—	701,308
2021	1,133,218	(312,500)	529,187	195,957	41,438	—	1,587,300

Compensation Actually Paid vs. Total Shareholder Return
The following graphs illustrate the relationships between each of the financial performance measures included in the Pay Versus Performance Table above and the compensation actually paid to the CEO and, on average, to non-CEO NEOs over the Company’s five most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
The following graphs illustrate the relationships between each of the financial performance measures included in the Pay Versus Performance Table above and the compensation actually paid to the CEO and, on average, to non-CEO NEOs over the Company’s five most recently completed fiscal years.

Tabular List, Table	Revenues, less fuel surcharge revenues •Operating income •Diluted earnings per share
Total Shareholder Return Amount	$ 82	96	112	105	123
Peer Group Total Shareholder Return Amount	135	132	144	126	142
Net Income (Loss)	$ (22,998,000)	$ 33,570,000	$ 112,290,000	$ 245,580,000	$ 261,478,000
Company Selected Measure Amount	11,657,000	66,148,000	176,416,000	323,076,000	309,146,000
PEO Name	Mr. Leathers
Measure:: 1
Pay vs Performance Disclosure
Name	•Revenues, less fuel surcharge revenues
Measure:: 2
Pay vs Performance Disclosure
Name	•Operating income
Measure:: 3
Pay vs Performance Disclosure
Name	Diluted earnings per share
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,200,000)	$ (3,900,000)	$ (3,600,000)	$ (3,200,000)	$ (2,800,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,328,066	1,694,988	2,433,079	2,507,777	4,741,960
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(248,424)	(1,026,790)	(1,562,871)	(2,102,923)	1,288,523
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(56,164)	42,466	799,845	(199,624)	253,999
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(512,500)	(857,500)	(430,000)	(350,000)	(312,500)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	528,128	553,066	343,301	274,289	529,187
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(100,019)	(104,828)	(124,568)	(287,911)	195,957
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,993)	(1,380)	84,891	(29,877)	41,438
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (88,198)	$ 0	$ 0